CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Cash Flows from Operating Activities:
Net income	$ 77,184,000	$ 84,512,000		$ 42,653,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	0	(30,840,000)		0
Depreciation and amortization	38,296,000	29,882,000		24,702,000
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	7,047,000	1,787,000		(166,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for deferred income taxes	15,948,000	4,111,000		4,970,000
Allocated Share-based Compensation Expense	16,199,000.000	14,411,000.000		9,706,000.000
Write off of Deferred Debt Issuance Cost	0	14,958,000		813,000
Gross excess tax benefits from stock-based compensation	(4,943,000)	(5,308,000)		(4,638,000)
Workers’ compensation and medical malpractice provision	3,321,000	5,956,000		3,594,000
Other Noncash Income (Expense)	(1,408,000)	1,853,000		(785,000)
Changes in operating assets and liabilities, net of effects of acquisitions and divestitures:
Accounts receivable	(45,361,000)	(20,155,000)		(18,604,000)
Prepaid expenses and income taxes	(8,304,000)	6,628,000		2,166,000
Increase (Decrease) in Income Taxes Payable	(8,023,000)	(5,759,000)		196,000
Accounts payable	(1,693,000)	(1,580,000)		1,987,000
Accrued payroll and contract professional pay	11,275,000	17,554,000		(28,053,000)
Increase (Decrease) in Workers' Compensation Liabilities	(2,192,000)	(2,348,000)		(2,049,000)
Deferred compensation	(20,000)	(9,980,000)		312,000
Other	(4,120,000)	8,548,000		2,323,000
Net cash provided by operating activities	96,022,000	110,524,000		40,697,000
Cash Flows from Investing Activities:
Cash paid for property and equipment	(19,729,000)	(16,531,000)		(14,354,000)
Cash paid for acquisitions, net of cash acquired	0	(110,700,000)		(347,743,000)
Proceeds from Divestiture of Businesses, Net of Cash Divested	0	59,899,000		0
Other	169,000	(1,023,000)		(869,000)
Net cash used in investing activities	(19,560,000)	(68,355,000)		(362,966,000)
Cash Flows from Financing Activities:
Principal payments of long-term debt	(148,688,000)	(456,275,000)		(173,163,000)
Proceeds from long-term debt	164,000,000	429,500,000		513,000,000
Proceeds from option exercises and employee stock purchase plan	6,358,000	7,054,000		8,384,000
Payment of employment taxes related to release of restricted stock awards	(6,498,000)	(7,600,000)	[1]	(2,627,000)
Gross excess tax benefits from stock-based compensation	4,943,000	5,308,000		4,638,000
Repurchase of common stock	(100,049,000)	0		0
Debt issuance or amendment costs	(467,000)	(6,938,000)		(17,113,000)
Payments of accrued earn-outs	(691,000)	(3,425,000)		(1,198,000)
Other	0	(14,000)		(43,000)
Net cash provided by (used in) financing activities	(81,092,000)	(32,390,000)		331,878,000
Effect of exchange rate changes on cash and cash equivalents	(1,006,000)	92,000		131,000
Net Increase (Decrease) in Cash and Cash Equivalents	(5,636,000)	9,871,000		9,740,000
Cash and Cash Equivalents at Beginning of Year (1)	37,350,000	27,479,000		17,739,000
Cash and Cash Equivalents at End of Year (1)	31,714,000	37,350,000		27,479,000
Supplemental Disclosure of Cash Flow Information
Income taxes	56,320,000	32,350,000		33,915,000
Interest	11,559,000	15,158,000		14,722,000
Non-Cash Investing and Financing Activities:
Equity consideration for acquisition	0	0		225,558,000
Payable for employment taxes withheld related to release of restricted stock awards	0	0		2,907,000
Acquisition of property and equipment through accounts payable	2,932,000	594,000		369,000
Acquisition accounting	$ 0	$ 0		$ (1,805,000)

[1]	Cash and cash equivalents at December 31, 2014, 2013, 2012 and 2011 include $2.9 million, $2.3 million, $2.6 million and $4.3 million, respectively, from the Physician Segment (see "Note 5. Discontinued Operations").